Information about the main subsidiaries (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Current assets	$ 69,981,000,000	$ 346,997,000,000
Non-current assets	269,191,000,000	684,787,000,000
Current liabilities	70,427,000,000	259,637,000,000
Non-current liabilities	162,852,000,000	588,672,000,000
Revenues	$ 42,411,000,000	$ 51,068,000,000	$ 47,529,000,000
Mehadrin [Member]
Statement [Line Items]
Direct interest of non-controlling interest		56.25%
Current assets		$ 19,584,000,000
Non-current assets		26,794,000,000
Current liabilities		20,959,000,000
Non-current liabilities		5,011,000,000
Net assets		20,408,000,000
Book value of non-controlling interests		12,220,000,000
Net income/ (loss)		159,000,000
Total comprehensive income / (loss)		185,000,000
Total comprehensive income / (loss) attributable to non-controlling interest		377,000,000
Net cash generated from operating activities		369,000,000
Net cash generated from / (used in) investing activities		(105,000,000)
Net cash (used in) / generated from financing activities		(369,000,000)
Net (decrease) / increase in cash and cash equivalents		(105,000,000)
Revenues		2,932,000,000
Dividends distribution to non-controlling shareholders		$ 26,000,000
Elron [Member]
Statement [Line Items]
Direct interest of non-controlling interest		38.94%
Current assets		$ 5,073,000,000
Non-current assets		5,957,000,000
Current liabilities		765,000,000
Non-current liabilities		214,000,000
Net assets		10,051,000,000
Book value of non-controlling interests		6,232,000,000
Net income/ (loss)		(2,665,000,000)
Total comprehensive income / (loss)		(2,800,000,000)
Total comprehensive income / (loss) attributable to non-controlling interest		8,321,000,000
Net cash generated from operating activities		(1,166,000,000)
Net cash generated from / (used in) investing activities		526,000,000
Net cash (used in) / generated from financing activities		1,313,000,000
Net (decrease) / increase in cash and cash equivalents		$ 673,000,000
PBC [Member]
Statement [Line Items]
Direct interest of non-controlling interest		27.60%
Current assets		$ 119,149,000,000
Non-current assets		168,831,000,000
Current liabilities		39,259,000,000
Non-current liabilities		178,421,000,000
Net assets		70,300,000,000
Book value of non-controlling interests		28,933,000,000
Net income/ (loss)		18,997,000,000
Total comprehensive income / (loss)		18,272,000,000
Total comprehensive income / (loss) attributable to non-controlling interest		29,418,000,000
Net cash generated from operating activities		9,505,000,000
Net cash generated from / (used in) investing activities		35,856,000,000
Net cash (used in) / generated from financing activities		(30,406,000,000)
Net (decrease) / increase in cash and cash equivalents		14,955,000,000
Revenues		18,490,000,000
Dividends distribution to non-controlling shareholders		$ 2,529,000,000
Cellcom [Member]
Statement [Line Items]
Direct interest of non-controlling interest		53.80%
Current assets		$ 82,275,000,000
Non-current assets		119,854,000,000
Current liabilities		47,142,000,000
Non-current liabilities		112,186,000,000
Net assets		42,801,000,000
Book value of non-controlling interests		26,916,000,000
Net income/ (loss)		(3,106,000,000)
Total comprehensive income / (loss)		(3,154,000,000)
Total comprehensive income / (loss) attributable to non-controlling interest		802,000,000
Net cash generated from operating activities		22,401,000,000
Net cash generated from / (used in) investing activities		(11,152,000,000)
Net cash (used in) / generated from financing activities		(9,498,000,000)
Net (decrease) / increase in cash and cash equivalents		1,751,000,000
Revenues		$ 84,226,000,000
Brasilagro [Member]
Statement [Line Items]
Direct interest of non-controlling interest	60.56%	66.45%
Current assets	$ 34,002,000,000	$ 33,008,000,000
Non-current assets	43,985,000,000	12,524,000,000
Current liabilities	12,763,000,000	7,692,000,000
Non-current liabilities	14,383,000,000	11,870,000,000
Net assets	50,841,000,000	25,970,000,000
Book value of non-controlling interests	31,013,000,000	17,256,000,000
Net income/ (loss)	9,566,000,000	3,557,000,000
Total comprehensive income / (loss)	9,662,000,000	(4,057,000,000)
Total comprehensive income / (loss) attributable to non-controlling interest	5,894,000,000	(2,696,000,000)
Net cash generated from operating activities	2,932,000,000	1,945,000,000
Net cash generated from / (used in) investing activities	(4,094,000,000)	(1,060,000,000)
Net cash (used in) / generated from financing activities	17,742,000,000	13,000,000
Net (decrease) / increase in cash and cash equivalents	16,580,000,000	898,000,000
Revenues	$ 13,035,000,000	$ 11,423,000,000
Irsainversionesy Representaciones Sociedad Anonima [Member]
Statement [Line Items]
Direct interest of non-controlling interest	37.78%	37.67%
Current assets	$ 13,923,000,000	$ 308,988,000,000
Non-current assets	208,859,000,000	633,066,000,000
Current liabilities	22,138,000,000	215,363,000,000
Non-current liabilities	117,920,000,000	542,463,000,000
Net assets	82,724,000,000	184,228,000,000
Book value of non-controlling interests	20,892,000,000	98,423,000,000
Net income/ (loss)	(37,591,000,000)	35,651,000,000
Total comprehensive income / (loss)	(11,432,000,000)	21,300,000,000
Total comprehensive income / (loss) attributable to non-controlling interest	(7,662,000,000)	14,246,000,000
Net cash generated from operating activities	1,456,000,000	46,731,000,000
Net cash generated from / (used in) investing activities	67,880,000,000	61,049,000,000
Net cash (used in) / generated from financing activities	(48,840,000,000)	(114,343,000,000)
Net (decrease) / increase in cash and cash equivalents	20,496,000,000	(6,563,000,000)
Revenues	12,978,000,000	21,263,000,000
Dividends distribution to non-controlling shareholders	$ (2,683,000,000)	$ (3,429,000,000)
IRSA CP [Member]
Statement [Line Items]
Direct interest of non-controlling interest	20.08%	16.73%
Current assets	$ 22,652,000,000	$ 22,417,000,000
Non-current assets	154,752,000,000	194,627,000,000
Current liabilities	13,122,000,000	24,668,000,000
Non-current liabilities	86,269,000,000	78,863,000,000
Net assets	78,013,000,000	113,513,000,000
Book value of non-controlling interests	5,549,000,000	6,143,000,000
Net income/ (loss)	(22,537,000,000)	27,266,000,000
Total comprehensive income / (loss)	131,000,000	27,644,000,000
Total comprehensive income / (loss) attributable to non-controlling interest	(21,933,000,000)	1,598,000,000
Net cash generated from operating activities	1,282,000,000	7,345,000,000
Net cash generated from / (used in) investing activities	9,754,000,000	(4,325,000,000)
Net cash (used in) / generated from financing activities	(17,242,000,000)	(5,350,000,000)
Net (decrease) / increase in cash and cash equivalents	(6,206,000,000)	(2,330,000,000)
Revenues	11,003,000,000	17,532,000,000
Dividends distribution to non-controlling shareholders	$ 0	$ (220,000,000)